Other Operating Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Other Operating Income (Expense), Net [Abstract]
Schedule of other operating income (expense)
	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Rentals to third parties	1,694	2,328	649
Income from land rental and office lease, note 27	1,508	1,639	1,859
Net gain (loss) on disposal of property, plant and equipment and intangible assets	591	1,775	2,591
Recovery of expenses	204	491	1,166
Income from management and administrative services provided to related parties, note 27	198	305	834
Expenses to counteract the COVID-19 effect	-	-	(2,642)
Other, net	(8,094)	(130)	(111)
	(3,899)	6,408	4,346